Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Abstract]
Amortized expenses	$ 51,265	$ 49,501	$ 58,611